Commitments and Contingencies - Summary of Lease Cost (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating lease cost
Short-term lease cost	$ 60	$ 217
Sublease income	(50)	(186)
Total lease cost	2,569	10,727
Research and Development
Operating lease cost
Operating lease cost	1,744	10,459
General and Administrative
Operating lease cost
Operating lease cost	$ 815	$ 237